Commitments and Contingencies	9 Months Ended
Sep. 30, 2021
Commitments and Contingencies
Note 10 - Commitments and Contingencies

Note 10 - Commitments and Contingencies

On July 1, 2021, the Company signed a rental agreement for office and storage space. The rental agreement is on a month-to-month basis for a monthly fee of $500 with no escalating payments and, as such, does not fall under ASC 842.